OTHER LOSS (Details)	12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Zaozhuang Nepstar Chain Co., Ltd. ("Zaozhuang Nepstar") [Member] CNY
Components of Other Non-Operating Expense [Line Items]
Cash considerations received for sale of subsidiaries		13,901,000			1
Ownership percentage of subsidiaries transferred					100.00%
Other loss	$ 86,000	535,000			535,000